Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Land Use Rights, Net

	2023	2024
	(RMB in thousands)
Gross carrying amount	1,032,000	1,032,000
Accumulated amortization	(134,733)	(169,133)
Net carrying amount	897,267	862,867

Schedule of Amortization Expenses For Future Periods

As of December 31, 2024, amortization expenses for future periods are estimated to be as follows:

2024
(RMB in thousands)
2025	34,400
2026	34,400
2027	34,400
2028	34,400
2029	34,400
Thereafter	690,867
Total expected amortization expenses	862,867